OTHER LONG TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2015	Feb. 28, 2014	May 31, 2013
Termination Fee			$ 8,668
Total Other Long Term Liabilities	1,139	574
Other Noncurrent Liabilities [Member]
Warranty accrual	343	113
Deferred Revenue	578	461
Termination Fee	156
Capital lease obligation	$ 62